Goodwill and Intangible Assets, Net - Details of Total Goodwill (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021		Sep. 30, 2020
Goodwill [Line Items]
Goodwill resulting from acquisitions	$ 104,151	[1]	$ 118,628	[2]
Value of intangible asset	259,032		296,334
Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	118,730		161,280
Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	133,038		124,905
Openet [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions			110,347
Openet [Member] | Trademark [Member]
Goodwill [Line Items]
Value of intangible asset			$ 2,594
Useful life of intangible assets			2 years
Openet [Member] | Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset			$ 53,614
Useful life of intangible assets			5 years
Openet [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset			$ 40,409
Useful life of intangible assets			8 years
Sourced [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions	80,055
Sourced [Member] | Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	$ 3,056
Useful life of intangible assets	3 years
Sourced [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	$ 18,211
Useful life of intangible assets	7 years

[1]	Mainly relates to the acquisition of Sourced. In allocating the total preliminary purchase price for Sourced, based on estimated fair values, the Company recorded $80,055 of goodwill, $18,211 of customer relationships to be amortized over approximately seven years and $3,056 of core technology to be amortized over three years.
[2]	Mainly relates to the acquisition of Openet. In allocating the total purchase price for Openet, based on estimated fair values, the Company recorded $110,347 of goodwill, $40,409 of customer relationships to be amortized over approximately eight years, $53,614 of core technology to be amortized over five years and $2,594 of trademark to be amortized over two years.